UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: September 30, 2010

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
136 Madison Avenue, 3rd Floor
New York, NY 10016

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 842-8900
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         November 15, 2010

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total: $945473









A D C TELECOMMUNICATIONS	NOTE 3.500% 7/1 	  000886AE1		  7948 	        8000000	    PRN

ALERE INC	 		PFD CONV SE 	  01449J204		10932 	           49356	      SH

AMBAC FINL GROUP INC	 	UNIT 99/99/9999 	  023139702		    814 	           99439	      SH

AMERICAN EQTY INVT LIFE HLD	COM 		  025676206		  4002 	         390800	      SH

BIOMARIN PHARMACEUTICAL INC	NOTE 1.875% 4/2 	  09061GAD3		31086 	      25000000	    PRN

CEMEX SAB DE CV	 	SPON ADR NEW 	  151290889		  5261 	         618996	      SH

CHESAPEAKE ENERGY CORP	NOTE 2.500% 5/1 	  165167BZ9		11773 	      13586000	    PRN

CHESAPEAKE ENERGY CORP	NOTE 2.500% 5/1 	  165167CA3		21021 	      24500000	    PRN

CHESAPEAKE ENERGY CORP	NOTE 2.250%12/1   165167CB1		  2048 	       2657000	    PRN

CHINA MED TECHNOLOGIES INC	NOTE 3.500%11/1   169483AB0		  7645 	       8000000	    PRN

CIENA CORP	 		NOTE 0.875% 6/1 	  171779AE1		16479 	      22440000	    PRN

COMPUCREDIT HLDGS CORP	NOTE 5.875%11/3   20478NAD2		 6479 	      14950000	    PRN

DISCOVERY COMMUNICATNS NEW	COM SER C 	  25470F302		23674 	         619910	      SH

DRYSHIPS INC.	 		NOTE 5.000%12/0   262498AB4		32354 	      34375000	    PRN

EQUINIX INC	 		NOTE 3.000%10/1   29444UAG1		11717 	      10604000	    PRN

EVERGREEN SOLAR INC	 	NOTE 4.000% 7/1 	  30033RAC2		18968 	      49109000	    PRN

FORD MTR CO DEL	 	W EXP 01/01/201 	  345370134		50841 	      11850973	      SH

FORD MTR CO DEL	 	NOTE 4.250%11/1   345370CN8		49956 	      33500000	    PRN

GENCO SHIPPING & TRADING LTD	NOTE 5.000% 8/1 	  36869MAA3		15989 	      15000000	    PRN

ICO GLOBAL COMM HLDGS LTD DE	CL A 		  44930K108		   793 	         483482	      SH

ISTAR FINL INC	 		FRNT 10/0 	  45031UBF7		12480 	      16000000	    PRN

KKR FINANCIAL HLDGS LLC	NOTE 7.500% 1/1 	  48248AAD0		32168 	      24324000	    PRN

LIBERTY MEDIA CORP	 	DEB 4.000%11/1 	  530715AG6		29086 	      51000000	    PRN

LIBERTY MEDIA CORP		DEB 3.500% 1/1 	  530715AN1		15329 	      28600000	    PRN

LINCARE HLDGS INC	 	NOTE 2.750%11/0   532791AF7		29632 	      28100000	    PRN

MANNKIND CORP	 		NOTE 3.750%12/1   56400PAA0		  9949 	      14739000	    PRN

MGIC INVT CORP WIS	 	COM 		  552848103		  1859 	         201420	      SH

MICROCHIP TECHNOLOGY INC	SDCV 2.125%12/1   595017AB0		39329 	      34978000	    PRN

MYLAN INC	 		NOTE 3.750% 9/1 	  628530AJ6		33098 	      21000000	    PRN

NOVAGOLD RES INC	 	NOTE 5.500% 5/0 	  66987EAA5		  7794 	       6924000	    PRN

OMNICARE INC	 		DBCV 3.250%12/1   681904AL2		29086 	      33626000	    PRN

POWERWAVE TECHNOLOGIES INC	NOTE 3.875%10/0   739363AF6		  7603 	       9950000	    PRN

PROLOGIS	 		NOTE 2.625% 5/1 	  743410AS1		  3257 	       3441000	    PRN

ROYAL BK SCOTLAND GROUP PLC	SP ADR PREF T 	  780097713		  3315 	         197383	      SH

ROYAL BK SCOTLAND GROUP PLC	SP ADR PREF S 	  780097739		     19 	            1200	      SH

ROYAL BK SCOTLAND GROUP PLC	ADR PREF SHS Q  780097754		   243 	          15000	      SH

ROYAL BK SCOTLAND GROUP PLC	ADR PREF SER N   780097770		  2404 	         154985	      SH

ROYAL BK SCOTLAND GROUP PLC	SP ADR PREF M 	  780097796		  4742 	         306135	      SH

SANDISK CORP	 		NOTE 1.500% 8/1 	  80004CAD3		13970 	     15000000	    PRN

SEALY CORP	 		SR SECD 3RD 8%  812139400		  8592 	       2946425	    PRN

SIRIUS XM RADIO INC	 	COM 		  82967N108		  3357 	       2797720	      SH

SOLARFUN POWER HOLDINGS CO LSPONSORED ADR 83415U108		       1 	              100	      SH

SUNPOWER CORP	 	DBCV 4.750% 4/1 	  867652AC3		30049 	     32818000	    PRN

TTM TECHNOLOGIES INC	 	NOTE 3.250% 5/1 	  87305RAC3		  9653 	     10000000	    PRN

TOWER GROUP INC	 	COM 		  891777104		  3344 	        143220	      SH

UAL CORP	 		NOTE 4.500% 6/3 	  902549AH7		23750 	     23500000	    PRN

UAL CORP	 		NOTE 6.000%10/1   902549AJ3		170200 	     59061000	    PRN

USEC INC	 		NOTE 3.000%10/0   90333EAC2		35356 	     45075000	    PRN

UNITED RENTALS INC	 	NOTE 4.000%11/1   911363AL3		22745 	     15000000	    PRN

VERISIGN INC	 		SDCV 3.250% 8/1 	  92343EAD4		19040 	     17627000	    PRN

VERTEX PHARMACEUTICALS INC	COM 		  92532F100		   875 	          25297	      SH

ZIONS BANCORPORATION	 	W EXP 05/22/202 	  989701115		13366 	       2269300	      SH



                                                                                   945473